STOCK HOLDERS' EQUITY	3 Months Ended
Aug. 31, 2017
Equity [Abstract]
STOCK HOLDERS' EQUITY

Preferred and Common Stock

The Company has authorized 1,002,000,000 total shares of stock with a par value of $0.001 per share. These shares are designated by two classes; 1,000,000,000 common shares and 2,000,000 preferred shares.

Fiscal 2017

On January 26, 2017, the Company Amended its Articles to increase the Authorized share Capital of the Company from 75,000,000 to 1,000,000,000.

On January 18, 2017, Olaf Robak, the Company's President and CEO, executed a stock purchase agreement with First Legacy Management LLC, which acquired 4,000,000 shares of common stock, representing 80% ownership of the Company. First Legacy Management LLC paid $350,000 in cash. Simultaneous with this transaction, Mr. Olaf Robak resigned from his official positions as Director, CEO, CFO, President, Treasurer and Secretary of the Company, and on the same day the shareholders of the Corporation voted Mr. Antonio Treminio as Director & CEO.

Fiscal 2018

On July 26, 2017, the Company filed a Certificate of Amendment to the Company’s Articles of Incorporation with the Secretary of State of Nevada. The Certificate of Amendment amends Article III of the Company’s Articles of Incorporation to authorize the issuance of up to two million (2,000,000) shares of Preferred Stock, par value $0.001 per share, which have the right to cast one thousand (1,000) votes for each share held of record on all matters submitted to a vote of holders of the Corporation’s common stock, including the election of directors, and all other matters required by law.

On August 11, 2017, the Company issued 800,000 common shares to retire convertible promissory notes dated January 27, 2017 and April 7, 2017 with Bakken Development LLC in the aggregate principal amount of $200,000. As amended, the promissory notes convert into shares of Company common stock at the conversion price of $.25 per share.

During the three months ended August 31, 2017, the Company issued 2,000,000 preferred shares, 75,000,000 commons shares in exchange for rights to certain intellectual property pursuant to an Asset Assignment Agreement. (See NOTE 1). The total investment was valued at $177,000.

During the three months ended August 31, 2017, the Company issued 50,000,000 stock warrants with a cashless exercise provision (”cashless warrants”) and 44,725,000 common shares to consultants under consulting agreements.

During the three months ended August 31, 2017, the Company issued 10,000,000 stock warrants with a cashless exercise provision (”cashless warrants”) and 10,275,000 common shares to employees.

As of August 31, 2017 there were no outstanding stock options.

Warrants for common stock

On June 28, 2017, the Company issued 60,000,000 common stock warrants pursuant to an Asset Assignment Agreement with Richard L. Chang Holding’s LLC (“Holdings LLC”), pursuant to which Holdings. In consideration of these share issuances, Holdings LLC has assigned to the Company all of its rights, title and interest in United States Utility Patent Application No. 62/420,177 filed on November 10, 2016, titled “COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF PARKINSON’S DISEASE” and all related intellectual property, inventions and trade secrets, data, and clinical study results. Of the 60,000,000 common stock warrants issued, 50,000,000 warrants were issued to consultants and 10,000,000 were issued to an employee.

The following table summarizes warrant activity for the three months and year ended August 31, 2017 and May 31, 2017

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Term	Value
Outstanding at May 31, 2017	—	$—		$—

Granted	60,000,000	0.25	5.00	—
Expired	—	—	—	—
Exercised	—	—	—	—
Canceled	—	—	—	—

Outstanding at August 31, 2017	60,000,000	$0.25	4.82	—